Note 5 - Segment Reporting	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
5.	SEGMENT REPORTING

(a)	Reportable segments – Years ended in:

	Latin America - north (i)			Latin America - south (ii)			Canada			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net sales	32,628.1	31,086.0	28,927.8	10,753.9	10,769.7	10,212.9	6,849.3	6,043.6	6,461.9	50,231.3	47,899.3	45,602.6
Cost of sales	(12,584.9)	(11,935.0)	(10,870.4)	(4,269.7)	(4,122.6)	(3,685.4)	(2,415.0)	(1,984.2)	(2,122.2)	(19,269.6)	(18,041.8)	(16,678.0)
Gross profit	20,043.2	19,151.0	18,057.4	6,484.2	6,647.1	6,527.5	4,434.3	4,059.4	4,339.7	30,961.7	29,857.5	28,924.6
Distribution expenses	(4,399.1)	(4,193.8)	(3,965.4)	(1,053.1)	(1,007.9)	(979.6)	(1,284.3)	(1,093.8)	(1,140.5)	(6,736.5)	(6,295.5)	(6,085.5)
Sales and marketing expenses	(3,645.3)	(3,655.5)	(3,671.1)	(1,113.9)	(1,091.3)	(1,317.6)	(970.3)	(873.2)	(936.3)	(5,729.5)	(5,620.0)	(5,925.0)
Administrative expenses	(1,696.0)	(1,954.1)	(1,486.3)	(410.8)	(384.5)	(400.2)	(260.4)	(285.2)	(279.6)	(2,367.2)	(2,623.8)	(2,166.1)
Other operating income/(expenses)	985.0	1,170.5	1,283.7	(24.6)	41.2	(39.0)	(13.1)	5.6	(21.6)	947.3	1,217.3	1,223.1
Exceptional items	18.7	(56.1)	1,183.2	(88.3)	(41.3)	(41.5)	(16.8)	(11.3)	(7.4)	(86.4)	(108.7)	1,134.3
Income from operations (EBIT)	11,306.5	10,462.0	11,401.5	3,793.5	4,163.3	3,749.6	1,889.4	1,801.5	1,954.3	16,989.4	16,426.8	17,105.4
Net finance cost	(2,211.8)	(2,693.3)	(3,694.5)	(1,431.4)	(709.5)	(439.0)	(180.2)	(91.1)	431.5	(3,823.4)	(3,493.9)	(3,702.0)
Share of result of joint ventures	(2.3)	(4.7)	(6.8)	–	–	–	3.3	1.6	1.8	1.0	(3.1)	(5.0)
Income before income tax	9,092.4	7,764.0	7,700.2	2,362.1	3,453.8	3,310.6	1,712.5	1,712.0	2,387.6	13,167.0	12,929.8	13,398.4
Income tax expense	(299.8)	(3,309.5)	1,100.1	(866.8)	(1,144.1)	(814.0)	(623.0)	(625.7)	(601.1)	(1,789.6)	(5,079.3)	(315.0)
Net income	8,792.6	4,454.5	8,800.3	1,495.3	2,309.7	2,496.6	1,089.5	1,086.3	1,786.5	11,377.4	7,850.5	13,083.4

Normalized EBITDA (iii)	14,053.2	13,233.9	12,805.0	4,893.7	4,866.6	4,501.7	2,152.0	2,047.1	2,176.4	21,098.9	20,147.6	19,483.1
Exceptional items	18.7	(56.1)	1,183.2	(88.3)	(41.3)	(41.5)	(16.8)	(11.3)	(7.4)	(86.4)	(108.7)	1,134.3
Depreciation. amortization and impairment	(2,765.4)	(2,715.8)	(2,586.7)	(1,011.9)	(662.0)	(710.6)	(245.8)	(234.3)	(214.7)	(4,023.1)	(3,612.1)	(3,512.0)
Net finance costs	(2,211.8)	(2,693.3)	(3,694.5)	(1,431.4)	(709.5)	(439.0)	(180.2)	(91.1)	431.5	(3,823.4)	(3,493.9)	(3,702.0)
Share of result of joint ventures	(2.3)	(4.7)	(6.8)	–	–	–	3.3	1.6	1.8	1.0	(3.1)	(5.0)
Income tax expense	(299.8)	(3,309.5)	1,100.1	(866.8)	(1,144.1)	(814.0)	(623.0)	(625.7)	(601.1)	(1,789.6)	(5,079.3)	(315.0)
Net income	8,792.6	4,454.5	8,800.3	1,495.3	2,309.7	2,496.6	1,089.5	1,086.3	1,786.5	11,377.4	7,850.5	13,083.4

Normalized EBITDA margin in %	43.1%	42.6%	44.3%	45.5%	45.2%	44.1%	31.4%	33.9%	33.7%	42.0%	42.1%	42.7%

Acquisition of property, plant and equipment	2,312.3	1,862.0	2,352.0	1,040.8	1,051.2	1,365.5	217.9	292.8	317.9	3,571.0	3,206.0	4,035.4

	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Segment assets	51,373.8	48,811.7	50,935.0	14,447.8	11,558.5	11,149.0	10,924.3	10,204.9	9,245.8	76,745.9	70,575.1	71,329.8
Intersegment elimination										(2,246.5)	(3,077.7)	(3,968.1)
Non-segmented assets										19,626.7	19,354.5	16,479.7
Total assets										94,126.1	86,851.9	83,841.4

Segment liabilities	21,673.0	23,031.6	22,958.9	4,484.6	6,015.2	5,576.4	3,584.8	3,700.2	3,275.7	29,742.4	32,747.0	31,811.0
Intersegment elimination										(2,246.4)	(3,077.7)	(3,968.1)
Non-segmented liabilities										66,630.1	57,182.6	55,998.5
Total liabilities										94,126.1	86,851.9	83,841.4

(i) Latin America – North: includes operations in Brazil and CAC (El Salvador, Guatemala, Nicaragua, Dominican Republic, Saint Vincent, Dominica, Antigua, Cuba, Barbados, Panama, Puerto Rico e Costa Rica).

(ii) Latin America – South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay. In addition Colombia, Ecuador and Peru, until
December 31, 2016,
due to exchange of shareholdings
,
according the Note
1
-
Corporate information
.

(iii) Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.

(b)	Additional information – by Business unit – Years ended in:

	Latin America - north
	CAC			Brazil			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net sales	5,813.9	4,733.0	3,973.2	26,814.2	26,353.0	24,954.6	32,628.1	31,086.0	28,927.8
Cost of sales	(2,560.1)	(2,045.6)	(1,798.6)	(10,024.8)	(9,889.4)	(9,071.8)	(12,584.9)	(11,935.0)	(10,870.4)
Gross profit	3,253.8	2,687.4	2,174.6	16,789.4	16,463.6	15,882.8	20,043.2	19,151.0	18,057.4
Distribution expenses	(627.6)	(538.6)	(409.9)	(3,771.5)	(3,655.2)	(3,555.5)	(4,399.1)	(4,193.8)	(3,965.4)
Sales and marketing expenses	(561.8)	(526.4)	(456.7)	(3,083.5)	(3,129.1)	(3,214.4)	(3,645.3)	(3,655.5)	(3,671.1)
Administrative expenses	(281.5)	(265.0)	(171.7)	(1,414.5)	(1,689.1)	(1,314.6)	(1,696.0)	(1,954.1)	(1,486.3)
Other operating income/(expenses)	20.0	77.8	9.6	965.0	1,092.7	1,274.1	985.0	1,170.5	1,283.7
Exceptional items	62.4	(23.1)	(13.5)	(43.7)	(33.0)	1,196.7	18.7	(56.1)	1,183.2
Income from operations (EBIT)	1,865.3	1,412.1	1,132.4	9,441.2	9,049.9	10,269.1	11,306.5	10,462.0	11,401.5
Net finance cost	(56.8)	(46.5)	(9.2)	(2,155.0)	(2,646.8)	(3,685.3)	(2,211.8)	(2,693.3)	(3,694.5)
Share of result of joint ventures	3.9	6.0	19.0	(6.2)	(10.7)	(25.8)	(2.3)	(4.7)	(6.8)
Income before income tax	1,812.4	1,371.6	1,142.2	7,280.0	6,392.4	6,558.0	9,092.4	7,764.0	7,700.2
Income tax expense	(473.0)	(353.5)	(318.8)	173.2	(2,956.0)	1,418.9	(299.8)	(3,309.5)	1,100.1
Net income	1,339.4	1,018.1	823.4	7,453.2	3,436.4	7,976.9	8,792.6	4,454.5	8,800.3

Normalized EBITDA (iii)	2,290.0	1,842.0	1,483.8	11,763.2	11,391.9	11,321.2	14,053.2	13,233.9	12,805.0
Exceptional items	62.4	(23.1)	(13.5)	(43.7)	(33.0)	1,196.7	18.7	(56.1)	1,183.2
Depreciation. amortization and impairment	(487.1)	(406.8)	(338.0)	(2,278.3)	(2,309.0)	(2,248.7)	(2,765.4)	(2,715.8)	(2,586.7)
Net finance costs	(56.8)	(46.5)	(9.2)	(2,155.0)	(2,646.8)	(3,685.3)	(2,211.8)	(2,693.3)	(3,694.5)
Share of result of joint ventures	3.9	6.0	19.0	(6.2)	(10.7)	(25.8)	(2.3)	(4.7)	(6.8)
Income tax expense	(473.0)	(353.5)	(318.8)	173.2	(2,956.0)	1,418.9	(299.8)	(3,309.5)	1,100.1
Net income	1,339.4	1,018.1	823.3	7,453.2	3,436.4	7,977.0	8,792.6	4,454.5	8,800.3

Normalized EBITDA margin in %	39.4%	38.9%	35.3%	43.9%	43.2%	45.4%	43.1%	42.6%	44.3%

(i) Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures, (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.

	Brazil
	Beer			Soft drink and Non-alcoholic and non-carbonated			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net sales	23,008.5	22,509.3	21,173.1	3,805.7	3,843.7	3,781.5	26,814.2	26,353.0	24,954.6
Cost of sales	(8,222.9)	(7,895.1)	(7,339.9)	(1,801.9)	(1,994.3)	(1,731.9)	(10,024.8)	(9,889.4)	(9,071.8)
Gross profit	14,785.6	14,614.2	13,833.2	2,003.8	1,849.4	2,049.6	16,789.4	16,463.6	15,882.8
Distribution expenses	(3,072.9)	(2,961.0)	(2,891.7)	(698.6)	(694.2)	(663.8)	(3,771.5)	(3,655.2)	(3,555.5)
Sales and marketing expenses	(2,897.8)	(2,953.6)	(3,044.0)	(185.7)	(175.5)	(170.4)	(3,083.5)	(3,129.1)	(3,214.4)
Administrative expenses	(1,202.6)	(1,476.3)	(1,160.2)	(211.9)	(212.8)	(154.4)	(1,414.5)	(1,689.1)	(1,314.6)
Other operating income/(expenses)	740.1	825.0	969.8	224.9	267.7	304.3	965.0	1,092.7	1,274.1
Exceptional items	(37.0)	(28.2)	1,014.3	(6.7)	(4.8)	182.4	(43.7)	(33.0)	1,196.7
Income from operations (EBIT)	8,315.4	8,020.1	8,721.4	1,125.8	1,029.8	1,547.7	9,441.2	9,049.9	10,269.1
Net finance cost	(2,155.0)	(2,646.8)	(3,685.3)	–	–	–	(2,155.0)	(2,646.8)	(3,685.3)
Share of result of joint ventures	(6.2)	(10.7)	(25.8)	–	–	–	(6.2)	(10.7)	(25.8)
Income before income tax	6,154.2	5,362.6	5,010.3	1,125.8	1,029.8	1,547.7	7,280.0	6,392.4	6,558.0
Income tax expense	173.2	(2,956.0)	1,418.9	–	–	–	173.2	(2,956.0)	1,418.9
Net income	6,327.4	2,406.6	6,429.2	1,125.8	1,029.8	1,547.7	7,453.2	3,436.4	7,976.9

Normalized EBITDA (i)	10,350.0	10,047.3	9,618.6	1,413.2	1,344.6	1,702.6	11,763.2	11,391.9	11,321.2
Exceptional items	(37.0)	(28.2)	1,014.3	(6.7)	(4.8)	182.4	(43.7)	(33.0)	1,196.7
Depreciation, amortization and impairment	(1,997.6)	(1,999.0)	(1,911.5)	(280.7)	(310.0)	(337.3)	(2,278.3)	(2,309.0)	(2,248.8)
Net finance costs	(2,155.0)	(2,646.8)	(3,685.3)	–	–	–	(2,155.0)	(2,646.8)	(3,685.3)
Share of result of joint ventures	(6.2)	(10.7)	(25.8)	–	–	–	(6.2)	(10.7)	(25.8)
Income tax expense	173.2	(2,956.0)	1,418.9	–	–	–	173.2	(2,956.0)	1,418.9
Net income	6,327.4	2,406.6	6,429.2	1,125.8	1,029.8	1,547.7	7,453.2	3,436.4	7,976.9

Normalized EBITDA margin in %	45.0%	44.5%	45.4%	37.1%	35.8%	45.0%	43.9%	43.2%	45.4%

(i) Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures, (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.